Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	Definitive Healthcare Corp.
Entity Central Index Key	0001861795
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false